Income Taxes - Components of Tax Benefit (Expenses) for Income Taxes from Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal	$ (16,365)	$ (85,352)	$ (98,445)
State and local	(2,147)	(3,984)	(16,243)
Foreign	(62,278)	(27,090)	(31,844)
Subtotal	(80,790)	(116,426)	(146,532)
Deferred:
Federal	(11,184)	87,801	(177,877)
State and local	(3,328)	4,600	(21,539)
Foreign	49,851	801	489
Subtotal	35,339	93,202	(198,927)
Provision for income taxes	$ (45,451)	$ (23,224)	$ (345,459)